Consolidated Classified Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 556,066	$ 630,438
Other current financial assets	312,721	366,979
Other current non-financial assets	49,186	26,883
Trade and other receivables, current	464,855	446,875
Trade receivables due from related parties, current	44,554	59,132
Current inventories	913,674	902,074
Current tax assets	57,110	32,291
Current assets other than those classified as held for sale or disposal	2,398,166	2,464,672
Non-current assets or groups of assets classified as held for sale	1,430	1,589
Total current assets	2,399,596	2,466,261
Non-current assets
Other non-current financial assets	17,131	42,879
Other non-current non-financial assets	27,540	19,262
Trade receivables, non-current	2,275	1,912
Investments classified using the equity method of accounting	111,549	152,630
Intangible assets other than goodwill	188,283	113,787
Goodwill	34,718	37,972
Property, plant and equipment	1,454,823	1,429,354
Tax assets, non-current	32,179	32,179
Total non-current assets	1,868,498	1,829,975
Total assets	4,268,094	4,296,236
Current liabilities
Other current financial liabilities	23,585	220,328
Trade and other payables, current	163,751	196,280
Trade payables due to related parties, current	9	1,365
Other current provisions	106,197	63,445
Current tax liabilities	47,412	75,402
Provisions for employee benefits, current	20,085	22,421
Other current liabilities	194,624	168,804
Total current liabilities	555,663	748,045
Non-current liabilities
Other non-current financial liabilities	1,330,382	1,031,507
Other non-current provisions	31,822	30,001
Deferred tax liabilities	175,361	205,283
Provisions for employee benefits, non-current	37,064	33,932
Total non-current liabilities	1,574,629	1,300,723
Total liabilities	2,130,292	2,048,768
Equity
Share capital	477,386	477,386
Retained earnings	1,623,104	1,724,784
Other reserves	(14,999)	(14,349)
Equity attributable to owners of the Parent	2,085,491	2,187,821
Non-controlling interests	52,311	59,647
Total equity	2,137,802	2,247,468
Total liabilities and equity	$ 4,268,094	$ 4,296,236